LEASES	12 Months Ended
Feb. 29, 2020
Leases [Abstract]
LEASES
NOTE 8—LEASES
The components of total lease cost, net consisted of the following (in millions):

	Classification	Fiscal 2019
Operating lease cost (1)	Cost of sales and Selling and administrative expenses (3)	$1,011.6
Finance lease cost
Amortization of lease assets	Cost of sales and Selling and administrative expenses (3)	90.4
Interest on lease liabilities	Interest expense, net	79.8
Variable lease cost (2)	Cost of sales and Selling and administrative expenses (3)	402.9
Sublease income	Net sales and other revenue	(111.8)

Total lease cost, net		$1,472.9

(1)	Includes short-term lease cost, which is immaterial.

(2)	Represents variable lease costs for both operating and finance leases. Includes contingent rent expense and other non-fixed
lease related costs, including property taxes, common area maintenance and property insurance.

(3)	Supply chain-related amounts are included in Cost of sales.

Balance sheet information related to leases as of February 29, 2020 consisted of the following (in millions):

	Classification	February 29, 2020
Assets
Operating	Operating lease right-of-use assets	$5,867.4
Finance	Property and equipment, net	430.7

Total lease assets		$6,298.1

Liabilities
Current
Operating	Current operating lease obligations	$563.1
Finance	Current maturities of long-term debt and finance lease obligations	83.4
Long-term
Operating	Long-term operating lease obligations	5,402.8
Finance	Long-term debt and finance lease obligations	583.3

Total lease liabilities		$6,632.6

The following table presents cash flow information and the weighted average lease term and discount rate for leases (dollars in millions):

Fiscal 2019
Gains on sale leaseback transactions, net	$487.1
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	995.8
Operating cash flows from finance leases	79.8
Financing cash flows from finance leases	109.3
Right-of-use assets obtained in exchange for operating lease obligations	1,195.2
Right-of-use assets obtained in exchange for finance lease obligations	—
Impairment of right-of-use operating lease assets	15.4
Impairment of right-of-use finance lease assets	6.1
Weighted average remaining lease term—operating leases	12.1 years
Weighted average remaining lease term—finance leases	9.0 years
Weighted average discount rate—operating leases	7.0%
Weighted average discount rate—finance leases	13.7%

Future minimum lease payments for operating and finance lease obligations as of February 29, 2020 consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Finance Leases
2020	$891.8	$136.2
2021	926.8	136.7
2022	868.2	125.4
2023	797.8	116.0
2024	706.6	96.4
Thereafter	4,968.2	423.3

Total future minimum obligations	9,159.4	1,034.0
Less interest	(3,193.5)	(367.3)

Present value of net future minimum lease obligations	5,965.9	666.7
Less current portion	(563.1)	(83.4)

Long-term obligations	$5,402.8	$583.3

The Company subleases certain property to third parties. Future minimum tenant operating lease payments remaining
under these
non-cancelable
operating leases as of February 29, 2020 was $340.1 million.
During the second quarter of fiscal 2019, the Company, through three separate transactions, completed the sale and leaseback of 53 store properties and one distribution center for an aggregate purchase price, net of closing costs, of $931.3 million. In connection with the sale leaseback transactions, the Company entered into lease agreements for each of the properties for initial terms ranging from 15 to 20 years. The aggregate initial annual rent payment for the properties is approximately $53 million and includes 1.50% to 1.75% annual rent increases over the initial lease terms. All of the properties qualified for sale leaseback and operating lease accounting, and the Company recorded total gains of $463.6 million, which is included as a component of (Gain) loss on property dispositions and impairment losses, net. The Company also recorded operating lease right-of-use  assets
and corresponding operating lease liabilities of $602.5 million.
Future minimum lease payments for operating and capital lease obligations as of February 23, 2019 under the previous lease accounting standard consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Capital Leases
2019	$879.7	$170.5
2020	840.5	151.3
2021	783.2	134.9
2022	723.6	123.1
2023	651.0	114.1
Thereafter	4,338.6	509.1

Total future minimum obligations	$8,216.6	1,203.0

Less interest		(440.7)

Present value of net future minimum lease obligations		762.3
Less current portion		(97.3)

Long-term obligations		$665.0

Rent expense and tenant rental income under operating leases under the previous lease accounting standard consisted of the following (in millions):

	Fiscal 2018	Fiscal 2017
Minimum rent	$853.5	$831.6
Contingent rent	10.3	12.0

Total rent expense	863.8	843.6
Tenant rental income	(107.2)	(98.8)

Total rent expense, net of tenant rental income	$756.6	$744.8

During fiscal 2018, the Company, through three separate transactions, completed the sale and leaseback of seven of the Company’s distribution centers for an aggregate purchase price, net of closing costs, of approximately $950 million. In connection with the sale leasebacks, the Company entered into lease agreements for each of the properties for initial terms of 15 to 20 years. The aggregate initial annual rent payment for the properties was approximately $55 million and includes 1.50% to 1.75% annual rent increases over the initial lease terms. The Company qualified for sale leaseback and operating lease accounting on all of the distribution centers, and the Company recorded total deferred gains of $362.5 million. Under the previous lease accounting standard, the deferred gains were being amortized over the respective lease periods and, upon adoption of ASC Topic 842 on February 24, 2019, the related unamortized deferred gains were recognized as a transitional adjustment to retained earnings.
During fiscal 2017, the Company sold 94 of the Company’s store properties for an aggregate purchase price, net of closing costs, of approximately $962 million. In connection with the sale and leaseback, the Company entered into lease agreements for each of the properties for initial terms of 20 years with varying multiple five-year renewal options. The aggregate initial annual rent payments for the 94 properties was approximately $65 million, with scheduled rent increases occurring generally every one or five years over the initial
20-year
term. The Company qualified for sale leaseback and operating lease accounting on 80 of the store properties and recorded total deferred gains of $360.1 million. The remaining 14 stores did not qualify for sale leaseback accounting primarily due to continuing involvement with adjacent properties that had not been legally subdivided from the store properties. Subsequently, 12 of the 14 properties qualified for sale leaseback and operating lease accounting as the properties had been legally subdivided. Under the previous lease accounting standard, the deferred gains were being amortized over the respective lease periods and, upon adoption of ASC Topic 842 on February 24, 2019, the related unamortized deferred gains were recognized as a transitional adjustment to retained earnings.